Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Income Tax Expense

	31 December	31 December	31 December
	2023	2022	2021
Current income tax expense	(683,059)	(864,540)	(1,931,842)
Deferred income tax income	5,358,950	3,649,805	1,031,503
Total income tax income/ (expense)	4,675,891	2,785,265	(900,339)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

		Tax (expense) /
31 December 2023	Before tax	benefit	Net of tax
Foreign currency translation differences	2,860,231	(491,059)	2,369,172
Change in cash flow hedge reserve	1,573,196	25,502	1,598,698
Change in cost of hedging reserve	(389,364)	274,034	(115,330)
Fair value reserve	149,602	(5,514)	144,088
Hedges of net investments in foreign operations	(2,342,679)	1,181,457	(1,161,222)
Remeasurements of defined benefit plans	(149,757)	152,178	2,421
	1,701,229	1,136,598	2,837,827

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(748,669)	(887,185)	(1,635,854)
Change in cash flow hedge reserve	2,286,823	(89,836)	2,196,987
Change in cost of hedging reserve	(2,170,669)	434,134	(1,736,535)
Fair value reserve	(121,999)	35,988	(86,011)
Hedges of net investments in foreign operations	(520,930)	440,135	(80,795)
Remeasurements of defined benefit plans	(1,824,873)	363,876	(1,460,997)
	(3,100,317)	297,112	(2,803,205)

		Tax (expense) /
31 December 2021	Before tax	benefit	Net of tax
Foreign currency translation differences	7,164,377	(2,330,871)	4,833,506
Change in cash flow hedge reserve	987,969	(86,967)	901,002
Change in cost of hedging reserve	(3,879,104)	775,821	(3,103,283)
Fair value reserve	(192,475)	38,164	(154,311)
Hedges of net investments in foreign operations	(3,886,535)	843,616	(3,042,919)
Remeasurements of defined benefit plans	(541,628)	108,418	(433,210)
	(347,396)	(651,819)	(999,215)

Summary of Reconciliation of Effective Income Tax Expense

	31 December	31 December	31 December
	2023	2022	2021
Profit from continuing operations before income tax expense	5,886,681	3,251,221	7,317,237
Profit before income tax expense	5,886,681	3,251,221	7,317,237

Tax at the Turkiye’s tax rate (2023: 25%, 2022:23%, 2021:25%)	(1,471,670)	(747,781)	(1,829,309)
Difference in overseas tax rates	101,983	146,513	(10,798)
Effect of exemptions (*)	1,973,510	1,242,440	595,597
Effect of permanent differences	(629,884)	(438,771)	(1,327,320)
Change in unrecognized deferred tax assets	308,452	(333,765)	(17,970)
Adjustments for current tax of prior years	83,383	15,957	(13,845)
Effect of increase in corporate tax rate in Turkiye	(1,066,740)	388,104	709,471
Tax effect of investment in associate and joint venture	(410,523)	(78,213)	(28,729)
Tax effect of Law No. 7440 (**)	(282,582)	-	-
Inflation adjustments	6,066,324	2,593,980	1,016,811
Other	3,638	(3,199)	5,753
Total income tax income/ (expense)	4,675,891	2,785,265	(900,339)
(*)	Effect of exemptions mainly consist of R&D discounts and exemptions due to capital investments.

(**) In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.